Customer Accounts Receivable and Other Current Assets - Summary of Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of accounts receivables [abstract]
Research tax credit	€ 10,829	€ 9,217	€ 7,228	€ 5,702
Other tax claims	4,292	5,258	2,618
Other receivables	1,745	1,192	1,883
Prepaid expenses	4,265	2,054	2,725
Total	€ 21,131	€ 17,721	€ 14,454